Credit Risk - Summary of Gross Maximum Credit Risk Exposure (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	$ 1,281,942	$ 1,208,276
Credit exposure	1,794,498	1,679,599
Non trading loans at fair value through profit or loss [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1,336
Loans at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,745
Cash and due from banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	4,735	3,971
Interest bearing deposits with banks [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	30,720	51,185
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	1,397	2,119
Securities excluding equity securities [member] | Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,221	1,913
Securities excluding equity securities [member] | Trading securities [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	47,085	40,012
Securities excluding equity securities [member] | Trading securities [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	20,106	13,358
Securities excluding equity securities [member] | Trading securities [member] | Retained interests [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	25	32
Securities excluding equity securities [member] | Non trading financial assets at fair value through profit or loss [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	2,340
Securities excluding equity securities [member] | Securities at fair value through other comprehensive income [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	94,733
Securities excluding equity securities [member] | Securities at fair value through other comprehensive income [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	30,948
Securities excluding equity securities [member] | Financial Assets Available-for-sale, Category [Member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets		102,361
Securities excluding equity securities [member] | Financial Assets Available-for-sale, Category [Member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets		41,763
Securities excluding equity securities [member] | Debt Securities Carried at Amortized Cost[Member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	60,535
Securities excluding equity securities [member] | Debt Securities Carried at Amortized Cost[Member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	46,636
Securities excluding equity securities [member] | Held-to-maturity investments, category [member] | Government and government insured securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets		45,623
Securities excluding equity securities [member] | Held-to-maturity investments, category [member] | Other debt securities [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets		25,740
Securities purchased under reverse repurchase agreements [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	127,379	134,429
Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	101,525	70,120
Loans [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	225,081	221,990
Loans [member] | Consumer instalment and other personal [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	170,976	156,293
Loans [member] | Credit card [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	34,015	31,743
Loans [member] | Business and government [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	216,321	199,503
Loans [member] | Debt securities classified as loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets		3,062
Trading loans [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	10,990	11,235
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	17,267	17,297
Amounts receivable from brokers dealers and clients [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	26,940	29,971
Other assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk of financial assets	5,886	4,556
Credit instruments [member]
Disclosure of credit risk exposure [line items]
Credit exposure	210,804	181,200
Unconditionally cancellable commitments to extend credit relating to personal lines of credit and credit card lines [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 301,752	$ 290,123